Nature of business and organization	6 Months Ended
Dec. 31, 2023
Nature of business and organization
Nature of business and organization

Note 1 – Nature of business and organization

Organization

Bit Origin Ltd (“Bit Origin” or the “Company”) is a holding company incorporated on January 23, 2018 under the laws of the Cayman Islands. Bit Origin has no substantive operations other than holding all of the outstanding share capital of the following entities: SonicHash Inc, (“SonicHash Canada”), SonicHash Pte. Ltd (“SonicHash Singapore”) and SonicHash LLC (“SonicHash US”), and holding 55% of the outstanding share capital of Sonic Auspice DC LLC (“Sonic Auspice”).

Business Overview

The Company has been focusing on its cryptocurrency mining operations through its newly incorporated subsidiaries SonicHash Canada, SonicHash Singapore and SonicHash LLC since December 2021. On December 14, 2021, the Company formed SonicHash Canada, a company incorporated under the laws of Alberta, Canada. On December 16, 2021, the Company formed SonicHash Singapore, a company incorporated under the laws of Singapore. On December 17, 2021, the Company formed SonicHash US under the laws of the State of Delaware. The Company holds 100% equity interest in SonicHash Canada, SonicHash Singapore and SonicHash US, which mainly engage in cryptocurrency mining related operation and management.

Sonic Auspice DC LLC was formed by a third party under the laws of the State of Delaware on November 30, 2023. It was formed to engage in building cryptocurrency mining facilities in the United States, including a brand-new 25MW cryptocurrency mining data center, in Cheyenne, Wyoming. The Company purchased 55% of total interests from the third party at a purchase price of $750 on December 7, 2023. As the date of this report, Sonic Auspice has no operating activities.

Consolidation Scope

The accompanying unaudited condensed consolidated financial statements reflect the activities of Bit Origin and each of the following entities:

Name	Background	Ownership
SonicHash Canada	· A Canada company	100% owned by Bit Origin
SonicHash Singapore	· A Singapore company	100% owned by Bit Origin
SonicHash US	· A US company	100% owned by Bit Origin
Sonic Auspice DC LLC	· A US company	55% owned by Bit Origin